Loans and advances to customers	12 Months Ended
Dec. 31, 2024
Loans and advances to customers.
Loans and advances to customers	Loans and advances to customers, net of provisions for expected credit losses
a.Breakdown of balance

	12/31/2024		12/31/2023
Credit card	11,799,890	33.14%	9,461,277	31.77%
Real estate loans	11,250,187	31.60%	8,583,568	28.82%
Personal loans	8,236,791	23.14%	7,138,744	23.97%
Business loans	3,968,591	11.15%	3,855,754	12.95%
Agribusiness loans	340,834	0.96%	744,958	2.50%
Total	35,596,293	100.00%	29,784,301	100.00%

Provision for expected credit losses	(2,268,938)		(1,883,758)

Net balance	33,327,355		27,900,543
b.Concentration of the portfolio

	12/31/2024		12/31/2023
	Balance	% on Loans and advances to customers	Balance	% on Loans and advances to customers
Largest debtor	123,456	0.35%	339,130	1.14%
10 largest debtors	964,974	2.71%	1,520,664	5.11%
20 largest debtors	1,520,889	4.27%	2,140,098	7.19%
50 largest debtors	2,378,545	6.68%	3,225,766	10.83%
100 largest debtors	3,181,258	8.94%	4,147,360	13.92%
c.Breakdown by maturity

	12/31/2024	12/31/2023
Overdue by 1 day or more	3,949,602	3,599,256
To fall due in up to 3 months	3,807,585	3,910,594
To fall due between 3 to 12 months	9,242,130	8,366,848
To fall due in more than 12 months	18,596,976	13,907,603
Total	35,596,293	29,784,301
d.Concentration by economic sector

	12/31/2024	12/31/2023
Financial activities	5,667,776	1,708,407
Construction	1,817,869	1,885,772
Administrative activities	1,190,423	1,529,880
Industries	1,429,907	1,396,046
Trade	1,468,875	1,490,290
Agriculture	79,653	150,896
Other segments (a)	2,110,431	1,433,467
Business clients	13,764,934	9,594,758
Individual clients	21,831,359	20,189,543
Total	35,596,293	29,784,301

(a)    Mainly refers to real estate activities, communication services, transport, storage and mailing.
e.Analysis of changes in loans and advances to customers by stage:

Stage 1	Opening balance at 01/01/2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2024
Credit card	8,073,708	(1,054,480)	(17)	87,965	5,099	(3,708,957)	—	6,927,321	10,330,639
Real estate loans	7,931,469	(1,668,387)	(756)	995,158	738	(1,315,562)	—	4,254,268	10,196,928
Personal loans	6,533,589	(565,236)	(988)	191,527	162	(2,608,266)	—	3,839,091	7,389,879
Business loans	3,829,413	(151,932)	—	30,545	—	(9,906,660)	—	10,086,312	3,887,678
Agribusiness loans	738,126	—	—	—	—	(784,809)	—	387,517	340,834
Total	27,106,305	(3,440,035)	(1,761)	1,305,195	5,999	(18,324,254)	—	25,494,509	32,145,958

Stage 2	Opening balance at 01/01/2024	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2024
Credit card	405,996	(87,965)	(2,074,372)	1,054,480	—	(1,335,185)	—	2,318,549	281,503
Real estate loans	515,047	(995,158)	(721,566)	1,668,387	476,245	(92,913)	—	(14,911)	835,131
Personal loans	317,462	(191,527)	(447,409)	565,236	83,657	(554,117)	—	484,514	257,816
Business loans	10,200	(30,545)	(78,128)	151,932	3,787	(8,528)	—	(4,628)	44,090
Agribusiness loans	3,441	—	(3,463)	—	—	—	—	22	—
Total	1,252,146	(1,305,195)	(3,324,938)	3,440,035	563,689	(1,990,743)	—	2,783,546	1,418,540

Stage 3	Opening balance at 01/01/2024	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2024
Credit card	981,573	(5,099)	—	17	2,074,372	(546,766)	(1,317,366)	1,017	1,187,748
Real estate loans	137,052	(738)	(476,245)	756	721,566	(136,123)	(22,505)	(5,635)	218,128
Personal loans	287,693	(162)	(83,657)	988	447,409	(191,843)	(244,125)	372,793	589,096
Business loans	16,141	—	(3,787)	—	78,128	(1,911)	(16,704)	(35,044)	36,823
Agribusiness loans	3,391	—	—	—	3,463	—	(6,854)	—	—
Total	1,425,850	(5,999)	(563,689)	1,761	3,324,938	(876,643)	(1,607,554)	333,131	2,031,795

Consolidated					Opening balance at 01/01/2024	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2024
Credit card					9,461,277	(5,590,908)	(1,317,366)	9,246,887	11,799,890
Real estate loans					8,583,568	(1,544,598)	(22,505)	4,233,722	11,250,187
Personal loans					7,138,744	(3,354,226)	(244,125)	4,696,398	8,236,791
Business loans					3,855,754	(9,917,099)	(16,704)	10,046,640	3,968,591
Agribusiness loans					744,958	(784,809)	(6,854)	387,539	340,834
Total					29,784,301	(21,191,640)	(1,607,554)	28,611,186	35,596,293

Stage 1	Opening balance at 01/01/2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2023
Credit card	5,893,995	(1,006,343)	(172)	87,520	82	(3,367,608)	—	6,466,234	8,073,708
Real estate loans	5,843,066	(1,306,165)	(254)	760,010	63,552	(733,834)	—	3,305,094	7,931,469
Personal loans	4,941,344	(461,393)	(1,583)	294,992	1,768	(823,872)	—	2,582,333	6,533,589
Business loans	3,378,982	(56,237)	—	25,502	—	(8,093,169)	—	8,574,335	3,829,413
Agribusiness loans	718,115	(11,991)	—	—	—	(733,371)	—	765,373	738,126
Total	20,775,502	(2,842,129)	(2,009)	1,168,024	65,402	(13,751,854)	—	21,693,369	27,106,305

Stage 2	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2023
Credit card	335,422	(87,520)	(1,600,916)	1,006,343	—	(1,338,807)	—	2,091,474	405,996
Real estate loans	280,633	(760,010)	(500,742)	1,306,165	264,051	(55,981)	—	(19,069)	515,047
Personal loans	290,510	(294,992)	(382,699)	461,393	31,643	(253,754)	—	465,361	317,462
Business loans	10,476	(25,502)	(30,140)	56,237	2,130	(1,858)	—	(1,143)	10,200
Agribusiness loans	—	—	(3,391)	11,991	—	(5,071)	—	(88)	3,441
Total	917,041	(1,168,024)	(2,517,888)	2,842,129	297,824	(1,655,471)	—	2,536,535	1,252,146

Stage 3	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2023
Credit card	641,147	(82)	—	172	1,600,916	(422,103)	(891,631)	53,154	981,573
Real estate loans	128,113	(63,552)	(264,051)	254	500,742	(135,755)	(25,211)	(3,488)	137,052
Personal loans	231,929	(1,768)	(31,643)	1,583	382,699	(111,720)	(200,522)	17,135	287,693
Business loans	3,042	—	(2,130)	—	30,140	(984)	(3,173)	(10,754)	16,141
Agribusiness loans	1,554	—	—	—	3,391	—	(1,554)	—	3,391
Total	1,005,785	(65,402)	(297,824)	2,009	2,517,888	(670,562)	(1,122,091)	56,047	1,425,850

Consolidated					Opening balance at 01/01/2023	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2023
Credit card					6,870,564	(5,128,518)	(891,631)	8,610,862	9,461,277
Real estate loans					6,251,812	(925,570)	(25,211)	3,282,537	8,583,568
Personal loans					5,463,783	(1,189,346)	(200,522)	3,064,829	7,138,744
Business loans					3,392,500	(8,096,011)	(3,173)	8,562,438	3,855,754
Agribusiness loans					719,669	(738,442)	(1,554)	765,285	744,958
Total					22,698,328	(16,077,887)	(1,122,091)	24,285,951	29,784,301
f.Analysis of changes in expected credit losses by stage

Stage 1	Opening balance at 01/01/2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2024
Credit card	408,412	(540,829)	(14)	18,833	625	—	540,283	427,310
Real estate loans	49,930	(147,150)	(129)	26,583	5	—	132,255	61,494
Personal loans	106,635	(153,309)	(278)	5,769	6	—	122,349	81,172
Business loans	12,859	(20,803)	—	188	—	—	18,396	10,640
Agribusiness loans	11,122	—	—	—	—	—	(4,129)	6,993
Total	588,958	(862,091)	(421)	51,373	636	—	809,154	587,609

Stage 2	Opening balance at 01/01/2024	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2024
Credit card	225,771	(18,833)	(1,461,697)	540,829	—	—	886,177	172,247
Real estate loans	39,710	(26,583)	(141,662)	147,150	34,980	—	(3,886)	49,709
Personal loans	89,687	(5,769)	(313,309)	153,309	10,325	—	122,266	56,509
Business loans	789	(188)	(20,153)	20,803	295	—	3,124	4,670
Agribusiness loans	947	—	(1,661)	—	—	—	714	—
Total	356,904	(51,373)	(1,938,482)	862,091	45,600	—	1,008,395	283,135

Stage 3	Opening balance at 01/01/2024	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2024
Credit card	708,986	(625)	—	14	1,461,697	(1,317,366)	118,091	970,797
Real estate loans	44,092	(5)	(34,980)	129	141,662	(22,505)	(61,767)	66,626
Personal loans	208,043	(6)	(10,325)	278	313,309	(244,125)	174,267	441,441
Business loans	6,231	—	(295)	—	20,153	(16,704)	7,891	17,276
Agribusiness loans	1,628	—	—	—	1,661	(6,854)	3,564	(1)
Total	968,980	(636)	(45,600)	421	1,938,482	(1,607,554)	242,046	1,496,139

Consolidated					Opening balance at 01/01/2024	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2024
Credit card					1,343,169	(1,317,366)	1,544,551	1,570,354
Real estate loans					133,732	(22,505)	66,602	177,829
Personal loans					404,365	(244,125)	418,882	579,122
Business loans					19,879	(16,704)	29,411	32,586
Agribusiness loans					13,697	(6,854)	149	6,992
Total					1,914,842	(1,607,554)	2,059,595	2,366,883

Stage 1	Opening balance at 01/01/2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2023
Credit card	296,909	(359,988)	(52)	26,254	53	—	445,236	408,412
Real estate loans	66,484	(95,396)	(50)	30,638	7,554	—	40,700	49,930
Personal loans	98,516	(72,948)	(13)	31,534	866	—	48,680	106,635
Business loans	12,099	(2,921)	—	141	—	—	3,540	12,859
Agribusiness loans	11,606	(2,113)	—	—	—	—	1,629	11,122
Total	485,614	(533,366)	(115)	88,567	8,473	—	539,785	588,958

Stage 2	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2023
Credit card	174,466	(26,254)	(1,032,014)	359,988	—	—	749,585	225,771
Real estate loans	16,939	(30,638)	(83,197)	95,396	21,030	—	20,180	39,710
Personal loans	90,088	(31,534)	(212,221)	72,948	5,329	—	165,077	89,687
Business loans	899	(141)	(4,492)	2,921	44	—	1,558	789
Agribusiness loans	—	—	(1,626)	2,113	—	—	460	947
Total	282,392	(88,567)	(1,333,550)	533,366	26,403	—	936,860	356,904

Stage 3	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2023
Credit card	402,826	(53)	—	52	1,032,014	(891,631)	165,778	708,986
Real estate loans	19,127	(7,554)	(21,030)	50	83,197	(25,211)	(4,487)	44,092
Personal loans	127,149	(866)	(5,329)	13	212,221	(200,521)	75,376	208,043
Business loans	328	—	(44)	—	4,492	(3,173)	4,628	6,231
Agribusiness loans	976	—	—	—	1,626	(1,554)	580	1,628
Total	550,406	(8,473)	(26,403)	115	1,333,550	(1,122,090)	241,875	968,980

Consolidated					Balance at 01/01/2023	Write-off for loss	Constitution/ (Reversal)	Ending balance 12/31/2023
Credit card					874,201	(891,631)	1,360,599	1,343,169
Real estate loans					102,550	(25,211)	56,393	133,732
Personal loans					13,326	(3,173)	9,726	19,879
Business loans					315,753	(200,521)	289,133	404,365
Agribusiness loans					12,582	(1,554)	2,669	13,697
Total					1,318,412	(1,122,090)	1,718,520	1,914,842